Related parties transactions and other shareholder matters	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Related parties transactions and other shareholder matters
Related parties transactions and other shareholder matters
(i)    Related party transactions
The Directors have authority and responsibility for planning, directing and controlling the activities of the Company and they therefore comprise key management personnel as defined by IAS 24, ("Related Party Disclosures").
(ii)    Other shareholder matters
The Company has entered into the following arrangements with parties who are significant shareholders of the Company, though they are not classed as related parties.
The Company entered into relationship agreements with Vivo Capital Fund VIII ("Vivo Capital"), Orbimed Private Investments VI L.P. ("Orbimed"), Abingworth Bioventures VI L.P. ("Abingworth"), and Arix Bioscience plc ("Arix") and Arthurian Life Sciences SPV GP Limited, ("Arthurian"). As agreed in these relationship agreements, the above parties invested in the Company as part of the July 2016 Placement, and the Company agreed to appoint representatives designated by Vivo Capital, OrbiMed, Abingworth, and Arix and Arthurian, to the board of directors, who are Dr. Mahendra Shah, Mr. Rishi Gupta, Dr. Andrew Sinclair and Dr. Ken Cunningham respectively.
The appointment rights within the relationship agreement with Arix and Arthurian terminated on closing of the Global Offering on April 26, 2017; Dr Cunningham has agreed to continue to serve on the Company's board of directors as an independent director. The respective appointment rights under the remaining relationship agreements will automatically terminate upon (i) Vivo Capital, OrbiMed or Abingworth (or any of their associates), as applicable, ceasing to beneficially hold 6.5% of the issued ordinary shares, or (ii) the ordinary shares ceasing to be admitted to AIM.
The Company also entered into a management rights agreement with Novo A/S under which Novo A/S was entitled to appoint an observer to the Board; the appointment rights within the management rights agreement terminated on closing of the Global Offering on April 26, 2017.